Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 — Related Party Transactions

During 2022 the Company entered into a lease agreement that was personally guaranteed by the Company’s former CEO. The lease expired on April 30, 2023 (see Note 9).

During the year ended December 31, 2023, the Company’s Audit Committee completed a review of the Company’s expenses due to certain irregularities identified with regards to the related party balance. Based on the results of the review, it was determined that the Company paid and recorded within selling, general and administrative expenses, personal expenditures of the Company’s former CEO and an accounting employee who was also the former CEO’s assistant, during 2022 and during the first three quarters of 2023. The Company evaluated the receivable, which was approximately $363,000, after recording a recovery of approximately $159,000, and which represented the total of the items identified as personal in nature for which the Company did not anticipate recovery from the related party. During 2023, the Company recorded a corresponding reserve for the full amount, resulting in a net related party receivable balance of $0 as of March 31, 2024 and December 31, 2023.

On December 18, 2023, the Company entered into the Subscription Agreement with the PMX Investor, a 5% stockholder of the Company as of March 31, 2024 (see Note 8). During the three months ended March 31, 2024, the Company issued a non-convertible debenture in the principal amount of $5.0 million to the PMX Investor, in connection with the Subscription Agreement (see Notes 7 and 8).

On February 6, 2024, the Company appointed Thomas Meier, PhD, as a member of the Company’s board of directors. Dr. Meier provides consulting services to Proteomedix, through a consulting agreement that was effective January 4, 2024. The Company recorded approximately $6,000 in related expenses during the three months ended March 31, 2024, which is included in accrued expenses in the condensed consolidated balances sheets as of March 31, 2024.

A former director of the Company, who served on the Company’s Scientific Advisory Board until August 2023, serves on the Advisory Board for the Cincinnati Children’s Hospital Medical Center Innovation Fund, which is affiliated with CHMC. The Company has an exclusive license agreement with CHMC.

Note 11 — Related Party Transactions

The Company originally engaged the former CEO, who was also the Board Chairman and prior to the close of the IPO, sole common stockholder of the Company, pursuant to a consulting agreement commencing October 22, 2018, which called for the Company to pay for consulting services performed on a monthly basis. Upon the close of the Company’s IPO, the consulting agreement was terminated, and the former CEO’s employment agreement became effective. During the year ended December 31, 2022, the Company incurred approximately $63,000 in fees under the consulting agreement, which are recognized in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

During 2022 the Company entered into a lease agreement that was personally guaranteed by the Company’s former CEO. The lease expired in 2023. See Note 10.

During the year ended December 31, 2022, the Company’s compensation committee approved one-time bonus awards of $140,000 and $100,000 to the Company’s former CEO and former CBO, respectively, in recognition of their efforts in connection with the Company’s IPO. These bonuses were recognized during the year ended December 31, 2022, as selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2023, the Company’s Audit Committee completed a review of the Company’s expenses due to certain irregularities identified with regards to the related party balance. Based on the results of the review, it was determined that the Company paid and recorded within selling, general and administrative expenses, personal expenditures of the Company’s former CEO and an accounting employee who was also the former CEO’s assistant, during 2022 and during the first three quarters of 2023. The Company evaluated the receivable, which aggregated to approximately $522,000 as of September 30, 2023, and which represented the total of the items identified as personal in nature for which the Company did not anticipate recovery from the related party. As the Company concluded that the remaining amounts are not likely to be recovered, this would not cause an adjustment to previously issued financial statements. The Company recorded a corresponding reserve for the full amount, resulting in a net related party receivable balance of $0 and a loss on related party receivable of approximately $266,000, which was recorded in selling, general, and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023. During the fourth quarter of 2023, the Company recorded a recovery of approximately $159,000 with respect to amounts that the former CEO agreed to repay the Company, through a reduction of amounts that were due to him from the Company under his indemnification rights pursuant to his employment agreement (see Note 10).

As of December 31, 2022, the Company had a receivable from related party of approximately $36,000, consisting of miscellaneous payments made by the Company on the behalf of the Company’s CEO, and which was paid in full during the first quarter of 2023.

On December 18, 2023, the Company entered into the Subscription Agreement with the PMX Investor, a 5% stockholder of the Company as of December 31, 2023 (see Note 8). Subsequent to December 31, 2023, the Company issued a non-convertible debenture in the principal amount of $5.0 million to the PMX Investor, in connection with the Subscription Agreement (see Note 14).

A former director of the Company, who served on the Company’s Scientific Advisory Board until August 2023, serves on the Advisory Board for the Cincinnati Children’s Hospital Medical Center Innovation Fund, which is affiliated with CHMC. The Company has an exclusive license agreement with CHMC as disclosed in Note 5. This director resigned from the Company’s board upon the close of its IPO.